Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes
Income Taxes

Note 15 - Income Taxes

The Company is a Nevada corporation and conducts all of its business through its Chinese subsidiaries. The Company's business is conducted solely in the PRC. As the Company is a U.S. holding company, it has not recorded any income from operation for the years ended September 30, 2011 and 2010, there was no provision or benefit for U.S. income tax purpose.

Phoenix International (China) Limited was incorporated in Hong Kong, China. Under the corporate tax laws of Hong Kong, it is not subject to tax on income or capital gains.

The Company's Chinese subsidiary and affiliated operating companies are governed by the Income Tax Law of the PRC and are subject to statutory income tax rate of 25%. .

On March 16, 2007, the National People's Congress of China approved the Corporate Income Tax Law of the PRC (the New CIT Law), which is effective from January 1, 2008. Under the new tax law, the corporate income tax rate applicable to all Companies, both domestic and foreign-invested companies, is 25%, replacing the previous applicable tax rate of 33%. For the nine months ended September 30, 2011 and 2010, the income taxes provision for the Company was $1,600,671 and $1,281,897, respectively.

On February 22, 2008, the Ministry of Finance ("MOF") and the State Administration of Taxation ("SAT") jointly issued Cai Shui [2008] Circular 1 ("Circular 1"). According to Article 4 of Circular 1, distributions of accumulated profits earned by a FIE prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax ("WHT") while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT. Since the Company intends to reinvest its earnings to further expand its businesses in mainland China, its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies in the foreseeable future.